Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2018 and 2017 are listed below:

	2018	2017
	(dollars in thousands)
Land	$3,215	$3,150
Building and improvements	15,150	12,504
Furniture and equipment	8,808	10,255
Total fixed assets	27,173	25,909
Less accumulated depreciation	12,373	11,181
Net fixed assets	$14,800	$14,728